STOCKHOLDERS' EQUITY DEFICIT - Common Stock (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Vote shares	Dec. 31, 2021 Vote shares	May 03, 2021 shares	May 02, 2021 shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	199,463,645	199,463,645			140,449,647
Common stock, shares outstanding (in shares)	199,463,645	199,463,645			140,449,647
Common Stock
Class of Stock [Line Items]
Number of votes | Vote	1	1